ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
ASSETS HELD FOR SALE	40. ASSETS HELD FOR SALESale of property
Buckingham House, Bletchley, was sold in 2024 with a gain of £1m. The sale of Santander House, Milton Keynes is expected to complete in 2025. As such, the
Santander UK group classified Santander House, which is included in the Corporate Centre segment and carried at the sales price, as held for sale.
At 31 December 2024 and 31 December 2023, assets held for sale comprised:

	2024	2023
	£m	£m
Assets
Property, plant and equipment	12	13
	12	13